OPERATING LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Lessee Disclosure [Abstract]
Schedule of supplemental balance sheet information related to operating leases

	As of September 30, 2022
Reported as:	$
Assets:
Operating lease right-of-use assets		$2,519
Liabilities:
Accrued expenses and other current liabilities		$874
Operating lease liabilities, non-current		1,826
Total operating lease liabilities		$2,700

Schedule of supplemental cash flow information related to operating leases

Nine Months
Ended September 30,
2022
Cash paid within operating cash flows	$993
Operating lease right-of-use assets recognized in exchange for new operating lease obligations	3,403

Schedule of future minimum lease payments under non-cancelable operating leases

As of September 30,
2022
2022 (remaining three months)	$383
2023	917
2024	693
2025	388
2026	285
Thereafter	763
Total operating lease payments	3,429
Less: Imputed interest	(729)
Total operating lease liabilities	$2,700

Year ending December 31,
2022	$895
2023	480
2024	400
2025	188
2026	92
Thereafter	134
$2,189